FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments
August 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 2.3%
1,159	AeroVironment, Inc. (a)	$236,158
	Biotechnology — 2.6%
2,248	Natera, Inc. (a)	265,848
	Broadline Retail — 2.4%
1,354	Amazon.com, Inc. (a)	241,689
	Capital Markets — 2.8%
2,441	Tradeweb Markets, Inc., Class A	288,624
	Commercial Services & Supplies — 2.6%
1,244	Waste Management, Inc.	263,778
	Communications Equipment — 2.9%
666	Motorola Solutions, Inc.	294,399
	Construction Materials — 2.3%
440	Martin Marietta Materials, Inc.	235,030
	Consumer Staples Distribution & Retail — 2.6%
295	Costco Wholesale Corp.	263,252
	Entertainment — 2.7%
817	Spotify Technology S.A. (a)	280,133
	Health Care Equipment & Supplies — 2.6%
3,252	Boston Scientific Corp. (a)	265,981
	Health Care Providers & Services — 5.2%
3,021	HealthEquity, Inc. (a)	240,351
1,770	Tenet Healthcare Corp. (a)	293,537
		533,888
	Health Care REITs — 2.8%
2,401	Welltower, Inc.	289,753
	Hotels, Restaurants & Leisure — 4.7%
3,850	Chipotle Mexican Grill, Inc. (a)	215,908
2,662	Shake Shack, Inc., Class A (a)	264,629
		480,537
	Household Durables — 2.9%
2,075	Toll Brothers, Inc.	298,945
	Household Products — 2.5%
1,494	Procter & Gamble (The) Co.	256,281
	Insurance — 5.3%
1,557	Allstate (The) Corp.	294,180
13,381	Oscar Health, Inc., Class A (a)	244,872
		539,052
	Interactive Media & Services — 6.6%
1,414	Alphabet, Inc., Class A	231,019
Shares	Description	Value

	Interactive Media & Services (Continued)
494	Meta Platforms, Inc., Class A	$257,527
5,751	Pinterest, Inc., Class A (a)	184,262
		672,808
	IT Services — 5.4%
1,807	GoDaddy, Inc., Class A (a)	302,510
1,506	Wix.com Ltd. (a)	250,930
		553,440
	Semiconductors & Semiconductor Equipment — 11.9%
1,066	Analog Devices, Inc.	250,339
241	Lam Research Corp.	197,863
309	Monolithic Power Systems, Inc.	288,816
1,935	NVIDIA Corp.	230,981
2,204	Qorvo, Inc. (a)	255,422
		1,223,421
	Software — 17.5%
649	Crowdstrike Holdings, Inc., Class A (a)	179,955
4,133	Fortinet, Inc. (a)	317,042
1,884	Guidewire Software, Inc. (a)	280,283
431	HubSpot, Inc. (a)	215,099
1,084	Manhattan Associates, Inc. (a)	286,642
565	Microsoft Corp.	235,684
1,081	Salesforce, Inc.	273,385
		1,788,090
	Specialty Retail — 2.3%
887	Tractor Supply Co.	237,317
	Technology Hardware, Storage & Peripherals — 4.8%
1,172	Apple, Inc.	268,388
11,607	Hewlett Packard Enterprise Co.	224,828
		493,216
	Textiles, Apparel & Luxury Goods — 2.3%
242	Deckers Outdoor Corp. (a)	232,148

	Total Investments — 100.0%	10,233,788
	(Cost $9,427,816)
	Net Other Assets and Liabilities — 0.0%	3,592
	Net Assets — 100.0%	$10,237,380

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows:

	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,233,788	$ 10,233,788	$ —	$ —

*	See Portfolio of Investments for industry breakout.